As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2013

Date of reporting period:  October 31, 2012

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at October 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.47%
	Aerospace & Defense - 3.14%
3,759	Astronics Corp. *	$87,246
438	Astronics Corp. - Class B *	10,001
8,273	Exelis, Inc.	91,499
2,312	HEICO Corp.	89,313
4,839	Hexcel Corp. *	123,685
10,320	L-3 Communications Holdings, Inc.	761,616
8,339	Lockheed Martin Corp.	781,114
9,587	Northrop Grumman Corp.	658,531
2,537	Triumph Group, Inc.	165,971
		2,768,976
	Automobiles - 0.44%
8,365	Harley-Davidson, Inc.	391,147

	Beverages - 0.99%
4,842	Brown-Forman Corp. - Class B	310,179
12,663	Monster Beverage Corp. *	565,656
		875,835
	Biotechnology - 2.16%
16,942	Amgen, Inc.	1,466,245
4,966	Celgene Corp. *	364,107
10,780	PDL BioPharma, Inc.	80,311
		1,910,663
	Building Products - 0.13%
3,081	Universal Forest Products, Inc.	118,618

	Chemicals - 0.50%
2,546	American Vanguard Corp.	90,969
18,210	Landec Corp. *	197,032
2,786	Valspar Corp.	156,100
		444,101
	Commercial Services & Supplies - 2.67%
4,319	Cintas Corp.	180,577
11,098	Kimball International, Inc. - Class B	132,510
4,025	McGrath RentCorp.	105,697
193,533	R.R. Donnelley & Sons Co.	1,939,201
		2,357,985
	Communications Equipment - 0.81%
13,775	Motorola Solutions, Inc.	711,892

	Computers & Peripherals - 6.77%
2,183	Apple, Inc.	1,299,103
113,993	Hewlett-Packard Co.	1,578,803
61,198	Iron Mountain, Inc.	2,117,451
35,659	Lexmark International, Inc.	758,110
8,110	Seagate Technology PLC #	221,565
		5,975,032
	Construction & Engineering - 0.12%
5,084	AECOM Technology Corp. *	109,153

	Consumer Finance - 1.48%
31,970	Discover Financial Services	1,310,770

	Containers & Packaging - 0.17%
9,802	Myers Industries, Inc.	145,364

	Diversified Consumer Services - 0.94%
23,018	Apollo Group, Inc. - Class A *	462,201
20,713	H&R Block, Inc.	366,620
		828,821
	Diversified Financial Services - 0.38%
7,977	JPMorgan Chase & Co.	332,481

	Diversified Telecommunication Services - 1.86%
22,867	AT&T, Inc.	790,970
11,282	Neutral Tandem, Inc. *	52,123
8,410	Verizon Communications, Inc.	375,422
186,121	Vonage Holdings Corp. *	422,495
		1,641,010
	Electric Utilities - 0.74%
21,987	PNM Resources, Inc.	487,232
3,784	UNS Energy Corp.	161,350
		648,582
	Electronic Equipment, Instruments & Components - 1.12%
4,212	SYNNEX Corp. *	136,427
19,268	Tech Data Corp. *	853,765
		990,192
	Energy Equipment & Services - 0.12%
9,360	RPC, Inc.	107,266

	Food & Staples Retailing - 4.24%
2,435	The Andersons, Inc.	95,647
4,111	CVS Caremark Corp.	190,750
16,882	Roundys, Inc.	88,462
160,692	Safeway, Inc.	2,620,887
6,548	Spartan Stores, Inc.	94,029
4,519	Susser Holdings Corp. *	162,413
6,577	Wal-Mart Stores, Inc.	493,407
		3,745,595
	Food Products - 0.10%
5,339	Tyson Foods, Inc. - Class A	89,749

	Gas Utilities - 0.31%
6,663	The Laclede Group, Inc.	277,447

	Health Care Equipment & Supplies - 0.80%
10,534	Cyberonics, Inc. *	487,198
3,845	Cynosure, Inc. - Class A *	101,277
2,137	West Pharmaceutical Services, Inc.	115,120
		703,595
	Health Care Providers & Services - 1.69%
3,627	Centene Corp. *	137,753
4,503	Hanger, Inc. *	114,151
16,881	Health Net, Inc. *	363,279
3,022	Humana, Inc.	224,444
8,774	Magellan Health Services, Inc. *	440,016
1,024	McKesson Corp.	95,549
6,616	Triple-S Management Corp. - Class B *#	119,353
		1,494,545
	Hotels, Restaurants & Leisure - 4.14%
5,756	Brinker International, Inc.	177,285
2,982	Cracker Barrel Old Country Store, Inc.	189,804
3,424	Jack in the Box, Inc. *	89,058
5,308	Papa John's International, Inc. *	283,023
6,311	SHFL Entertainment, Inc. *	89,174
14,973	Wyndham Worldwide Corp.	754,639
17,091	Wynn Resorts Ltd.	2,069,036
		3,652,019
	Household Durables - 1.05%
8,547	Garmin Ltd. #	324,701
5,812	Jarden Corp.	289,438
3,163	Whirlpool Corp.	308,962
		923,101
	Household Products - 0.31%
3,188	Church & Dwight Co., Inc.	161,823
2,545	Spectrum Brands Holdings, Inc.	115,772
		277,595
	Independent Power Producers & Energy Traders - 0.56%
15,143	Ameren Corp.	497,902

	Insurance - 6.72%
9,344	The Allstate Corp.	373,573
3,565	American Financial Group, Inc.	138,322
26,779	Assurant, Inc.	1,012,514
25,788	CNO Financial Group, Inc.	247,049
3,491	Protective Life Corp.	95,304
19,675	Torchmark Corp.	995,358
43,248	The Travelers Companies, Inc.	3,068,013
		5,930,133
	Internet & Catalog Retail - 0.72%
3,508	Expedia, Inc.	207,498
750	priceline.com, Inc. *	430,328
		637,826
	Internet Software & Services - 2.16%
12,060	Blucora, Inc. *	211,653
8,679	Ebay, Inc. *	419,109
2,906	IAC/InterActiveCorp.	140,505
30,662	VeriSign, Inc. *	1,136,640
		1,907,907
	IT Services - 1.79%
4,377	Cardtronics, Inc. *	124,351
5,119	CoreLogic, Inc. *	121,832
3,299	Heartland Payment Systems, Inc.	86,038
8,986	Visa, Inc. - Class A	1,246,897
		1,579,118
	Life Sciences Tools & Services - 0.13%
9,625	Cambrex Corp. *	116,270

	Machinery - 0.64%
923	Hyster-Yale Materials Handling, Inc. - Class B	37,917
7,306	Ingersoll-Rand PLC #	343,601
3,575	NACCO Industries, Inc. - Class A	181,038
		562,556
	Media - 2.71%
1,713	Charter Communications, Inc. - Class A *	132,603
12,699	Comcast Corp. - Class A	476,339
8,279	Discovery Communications, Inc. - Class A *	488,627
15,415	Lions Gate Entertainment Corp. *#	257,122
2,673	The Madison Square Garden Co. - Class A *	110,021
18,944	The Walt Disney Co.	929,582
		2,394,294
	Multi-line Retail - 3.57%
11,452	Big Lots, Inc. *	333,597
32,525	Dollar Tree, Inc. *	1,296,772
28,526	Kohl's Corp.	1,519,865
		3,150,234
	Multi-Utilities - 0.34%
5,961	CenterPoint Energy, Inc.	129,175
7,776	MDU Resources Group, Inc.	168,972
		298,147
	Oil, Gas & Consumable Fuels - 6.79%
26,941	Exxon Mobil Corp.	2,456,211
2,352	HollyFrontier Corp.	90,858
2,589	Kinder Morgan, Inc.	89,864
14,462	Marathon Petroleum Corp.	794,398
5,287	Targa Resources Corp.	269,267
45,975	Tesoro Corp.	1,733,717
6,662	Western Refining, Inc.	165,684
11,263	The Williams Companies, Inc.	394,092
		5,994,091
	Paper & Forest Products - 1.12%
12,374	Domtar Corp.	986,827

	Personal Products - 0.96%
6,379	The Estee Lauder Companies, Inc. - Class A	393,074
12,272	Medifast, Inc. *	313,181
3,340	Usana Health Sciences, Inc. *	144,088
		850,343
	Pharmaceuticals - 5.22%
16,405	Bristol-Myers Squibb Co.	545,466
7,134	Obagi Medical Products, Inc. *	87,962
151,962	Pfizer, Inc.	3,779,295
7,897	Viropharma, Inc. *	199,399
		4,612,122
	Professional Services - 0.33%
4,112	Equifax, Inc.	205,764
4,651	GP Strategies Corp. *	89,532
		295,296
	Semiconductors & Semiconductor Equipment - 3.50%
143,039	Intel Corp.	3,093,218

	Software - 0.65%
16,096	American Software, Inc. - Class A	131,826
3,718	SS&C Technologies Holdings, Inc. *	89,344
7,355	Tyler Technologies, Inc. *	351,643
		572,813
	Specialty Retail - 18.91%
3,920	Advance Auto Parts, Inc.	278,085
2,118	America's Car-Mart, Inc. *	88,659
2,969	Asbury Automotive Group, Inc. *	94,177
5,850	Ascena Retail Group, Inc. *	115,830
2,310	Bed Bath & Beyond, Inc. *	133,241
13,841	Best Buy Co., Inc.	210,522
11,817	Foot Locker, Inc.	395,870
64,321	GameStop Corp. - Class A	1,468,448
86,319	The Gap, Inc.	3,083,315
2,906	Genesco, Inc. *	166,514
2,300	GNC Holdings, Inc. - Class A	88,941
69,965	Home Depot, Inc.	4,294,452
5,369	O'Reilly Automotive, Inc. *	460,016
5,558	PetSmart, Inc.	368,996
32,513	Ross Stores, Inc.	1,981,667
7,822	The Sherwin-Williams Co.	1,115,261
5,388	Stage Stores, Inc.	132,006
49,166	The TJX Companies, Inc.	2,046,781
3,068	Vitamin Shoppe, Inc. *	175,612
		16,698,393
	Textiles, Apparel & Luxury Goods - 0.50%
2,877	Coach, Inc.	161,256
1,831	Ralph Lauren Corp.	281,406
		442,662
	Tobacco - 1.25%
12,220	Altria Group, Inc.	388,596
8,022	Philip Morris International, Inc.	710,428
		1,099,024
	Trading Companies & Distributors - 0.84%
16,741	Aceto Corp.	167,745
10,935	Fastenal Co.	488,795
669	TransDigm Group, Inc. *	89,117
		745,657
	Wireless Telecommunication Services - 0.88%
21,479	MetroPCS Communications, Inc. *	219,301
8,085	Telephone & Data Systems, Inc.	201,074
31,990	USA Mobility, Inc.	353,489
		773,864
	Total Common Stocks (Cost $82,501,761)	86,070,231

	Total Investments in Securities (Cost $82,501,761) - 97.47%	86,070,231
	Other Assets in Excess of Liabilities - 2.53%	2,233,285
	Net Assets - 100.00%	$88,303,516

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at October 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.49%
	Aerospace & Defense - 7.04%
90,369	BAE Systems PLC - ADR	$1,825,454
11,252	Lockheed Martin Corp.	1,053,975
		2,879,429
	Commercial Banks - 2.93%
13,717	Bank of Montreal #	810,949
7,829	HSBC Holdings PLC - ADR	386,440
		1,197,389
	Commercial Services & Supplies - 0.99%
12,378	Waste Management, Inc.	405,256

	Computers & Peripherals - 1.00%
14,908	Seagate Technology PLC #	407,287

	Construction Materials - 0.41%
9,061	CRH PLC - ADR	168,988

	Diversified Financial Services - 2.10%
34,727	NYSE Euronext	859,841

	Diversified Telecommunication Services - 22.77%
7,360	AT&T, Inc.	254,582
3,631	BCE, Inc.	156,437
1,249	BT Group PLC - ADR	42,941
150,856	Deutsche Telekom AG - ADR	1,727,301
122,140	France Telecom S.A. - ADR	1,370,411
52,214	KT Corp. - ADR	885,027
20,916	PT Telekomunikasi Indonesia Tbk - ADR	850,235
117,145	Telecom Italia S.p.A. - ADR	1,076,563
776	Telenor ASA - ADR	45,668
93,621	Telstra Corp., Ltd. - ADR	1,998,808
20,297	Verizon Communications, Inc.	906,058
		9,314,031
	Industrial Conglomerates - 0.26%
4,315	Koninklijke Philips Electronics N.V. - ADR	108,220

	Insurance - 10.81%
62,811	Allianz SE - ADR	788,278
63,510	AXA S.A. - ADR	1,011,714
42,525	Manulife Financial Corp. #	526,460
3,606	Power Corporation of Canada #	87,608
30,256	Sun Life Financial, Inc. #	750,349
18,380	Swiss Re AG - ADR	1,260,684
		4,425,093
	Media - 0.21%
3,013	Thomson Reuters Corp. #	85,147

	Metals & Mining - 1.67%
2,745	BHP Billiton PLC - ADR	175,625
10,616	Cliffs Natural Resources, Inc.	385,042
22,287	Companhia Siderurgica Nacional S.A. - ADR	121,241
		681,908
	Oil, Gas & Consumable Fuels - 21.94%
18,031	BP PLC - ADR	773,350
71,327	Canadian Oil Sands Ltd. #	1,517,125
11,602	China Petroleum & Chemical Corp. - ADR	1,220,646
9,421	ConocoPhillips	545,005
2,053	Ecopetrol S.A. - ADR	121,558
26,521	ENI S.p.A. - ADR	1,217,049
20,301	Gazprom OAO - ADR	185,551
22,671	Husky Energy, Inc. #	608,716
676	PetroChina Co., Ltd. - ADR	91,774
5,137	Royal Dutch Shell PLC - ADR	351,782
5,624	Sasol Ltd. - ADR	238,514
28,599	Total S.A. - ADR	1,441,390
44,746	Yanzhou Coal Mining Co., Ltd. - ADR	663,583
		8,976,043
	Paper & Forest Products - 0.36%
14,172	UPM-Kymmene Oyj - ADR	149,515

	Pharmaceuticals - 10.93%
36,726	AstraZeneca PLC - ADR	1,704,086
10,620	Bristol-Myers Squibb Co.	353,115
6,430	Eisai Co., Ltd. - ADR	286,296
33,076	Eli Lilly & Co.	1,608,486
20,868	Pfizer, Inc.	518,987
		4,470,970
	Semiconductors & Semiconductor Equipment - 0.99%
45,033	STMicroelectronics N.V. - ADR	265,244
75,163	United Microelectronics Corp. - ADR	141,306
		406,550
	Trading Companies & Distributors - 0.45%
655	Mitsui & Co., Ltd. - ADR	184,297

	Wireless Telecommunication Services - 7.63%
16,166	Mobile Telesystems - ADR	277,085
6,697	Rogers Communications, Inc. - Class B #	294,132
83,221	SK Telecom Co., Ltd. - ADR	1,300,744
45,913	Vodafone Group PLC - ADR	1,249,752
		3,121,713
	Total Common Stocks (Cost $36,346,957)	37,841,677

	CONVERTIBLE PREFERRED STOCKS - 0.77%
	Media - 0.77%
14,363	Shaw Communications, Inc. - Class B - ADR	313,688

	Total Convertible Preferred Stocks (Cost $287,926)	313,688

	PREFERRED STOCKS - 2.02%
	Diversified Telecommunication Services - 2.02%
37,611	Telefonica Brasil S.A. - ADR	828,194

	Total Preferred Stocks (Cost $893,079)	828,194

	Total Investments in Securities (Cost $37,527,962) - 95.28%	38,983,559
	Other Assets in Excess of Liabilities - 4.72%	1,933,983
	Net Assets - 100.00%	$40,917,542

# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	21.7%
United Kingdom	15.0%
Canada	12.6%
France	9.3%
Germany	6.1%
Italy	5.6%
Republic of Korea	5.3%
Australia	4.9%
China	4.8%
Switzerland	3.1%
Brazil	2.3%
Indonesia	2.1%
Netherlands	1.8%
Ireland	1.4%
Japan	1.2%
Russian Federation	1.1%
South Africa	0.6%
Finland	0.4%
Taiwan, Province of China	0.3%
Colombia	0.3%
Norway	0.1%
100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at October 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.80%
	Aerospace & Defense - 1.45%
747	Curtiss-Wright Corp.	$23,060
1,833	GenCorp, Inc. *	16,167
715	Hexcel Corp. *	18,275
2,022	Taser International, Inc. *	15,792
626	Triumph Group, Inc.	40,953
		114,247
	Airlines - 1.71%
438	Alaska Air Group, Inc. *	16,749
678	Allegiant Travel Co. *	49,318
568	Copa Holdings S.A. - Class A #	52,722
1,606	Delta Air Lines, Inc. *	15,466
		134,255
	Auto Components - 0.55%
2,315	Standard Motor Products, Inc.	43,476

	Beverages - 0.92%
696	Brown-Forman Corp. - Class B	44,586
615	Monster Beverage Corp. *	27,472
		72,058
	Biotechnology - 0.92%
1,896	Neurocrine Biosciences, Inc. *	13,898
6,461	PDL BioPharma, Inc.	48,134
229	United Therapeutics Corp. *	10,458
		72,490
	Building Products - 1.31%
811	A.O. Smith Corp.	49,284
1,074	Lennox International, Inc.	53,754
		103,038

	Chemicals - 4.19%
3,703	American Vanguard Corp.	132,308
2,012	H.B. Fuller Co.	61,165
8,754	Landec Corp. *	94,718
729	Valspar Corp.	40,846
		329,037
	Commercial Services & Supplies - 4.43%
1,408	Acorn Energy, Inc.	11,982
1,448	Cintas Corp.	60,541
818	Copart, Inc. *	23,550
244	Corrections Corp. of America	8,211
1,279	The Geo Group, Inc. *	35,454
475	Healthcare Services Group, Inc.	11,353
517	KAR Auction Services, Inc. *	10,340
8,993	Kimball International, Inc. - Class B	107,376
773	McGrath RentCorp.	20,299
215	Mine Safety Appliances Co.	8,299
481	Portfolio Recovery Associates, Inc. *	50,337
		347,742
	Communications Equipment - 0.72%
879	Arris Group, Inc. *	12,077
562	Comtech Telecommunications Corp.	14,145
213	Loral Space & Communications, Inc.	16,755
407	RADWARE Ltd. *#	13,350
		56,327
	Construction Materials - 1.41%
1,301	Eagle Materials, Inc.	68,914
864	James Hardie Industries PLC - ADR	41,550
		110,464
	Containers & Packaging - 2.04%
541	AEP Industries, Inc. *	34,586
9,423	Intertape Polymer Group, Inc. #	65,773
4,038	Myers Industries, Inc.	59,884
		160,243
	Distributors - 1.19%
293	Core-Mark Holding Co., Inc.	14,026
955	Genuine Parts Co.	59,764
265	Pool Corp.	11,162
1,395	VOXX International Corp. *	8,677
		93,629
	Diversified Consumer Services - 0.40%
2,226	Service Corp. International	31,253

	Diversified Telecommunication Services - 0.28%
2,236	Telecom Corp. of New Zealand Ltd. - ADR	21,801

	Electrical Equipment - 1.21%
670	AZZ, Inc.	26,425
1,125	Generac Holdings, Inc.	38,250
1,217	Thermon Group Holdings, Inc. *	30,230
		94,905
	Electronic Equipment, Instruments & Components - 0.98%
1,463	Jabil Circuit, Inc.	25,368
155	MTS Systems Corp.	7,814
1,364	SYNNEX Corp. *	44,180
		77,362
	Energy Equipment & Services - 0.52%
75	Core Laboratories N.V. #	7,774
474	Gulfmark Offshore, Inc. - Class A *	15,320
339	Oceaneering International, Inc.	17,740
		40,834
	Food & Staples Retailing - 0.58%
11,442	Rite Aid Corp. *	13,273
907	Susser Holdings Corp. *	32,598
		45,871
	Food Products - 2.24%
1,119	Cal-Maine Foods, Inc.	48,262
2,222	Gruma S.A.B. de CV - ADR*	25,775
828	Lancaster Colony Corp.	60,262
646	Seneca Foods Corp. - Class A *	18,466
569	Snyders-Lance, Inc.	14,418
510	Tyson Foods, Inc. - Class A	8,573
		175,756
	Health Care Equipment & Supplies - 3.33%
613	Abaxis, Inc. *	22,546
105	Analogic Corp.	7,734
1,254	Cyberonics, Inc. *	57,997
1,053	ICU Medical, Inc. *	62,473
196	ResMed, Inc.	7,794
2,279	RTI Biologics, Inc. *	9,253
1,895	Spectranetics Corp. *	27,591
466	STERIS Corp.	16,498
1,215	Vascular Solutions, Inc. *	18,310
160	West Pharmaceutical Services, Inc.	8,619
658	Young Innovations, Inc.	22,471
		261,286
	Health Care Providers & Services - 1.62%
450	AMN Healthcare Services, Inc. *	4,464
358	Catamaran Corp. *#	16,883
1,161	Centene Corp. *	44,095
377	Omnicare, Inc.	13,018
1,080	Triple-S Management Corp. - Class B *#	19,483
1,112	U.S. Physical Therapy, Inc.	29,690
		127,633
	Hotels, Restaurants & Leisure - 9.10%
3,347	AFC Enterprises, Inc. *	84,746
1,934	Brinker International, Inc.	59,567
1,057	Churchill Downs, Inc.	69,054
1,272	Cracker Barrel Old Country Store, Inc.	80,963
3,356	Denny's Corp. *	15,438
429	Domino's Pizza, Inc.	17,426
1,461	Interval Leisure Group, Inc.	27,847
892	Jack in the Box, Inc. *	23,201
1,301	Marcus Corp.	14,181
2,142	Papa John's International, Inc. *	114,211
4,603	Ruth's Hospitality Group, Inc. *	30,610
2,851	SHFL Entertainment, Inc. *	40,285
759	Six Flags Entertainment Corp.	43,346
441	Tim Hortons, Inc. #	21,909
1,426	Wyndham Worldwide Corp.	71,870
		714,654
	Household Durables - 3.21%
1,551	D.R. Horton, Inc.	32,509
1,833	Garmin Ltd. #	69,636
451	Jarden Corp.	22,460
1,378	Lennar Corp. - Class A	51,634
4,386	PulteGroup, Inc. *	76,053
		252,292
	Household Products - 1.79%
1,351	Church & Dwight Co., Inc.	68,577
1,584	Spectrum Brands Holdings, Inc.	72,056
		140,633
	Insurance - 0.76%
2,748	eHealth, Inc. *	59,632

	Internet & Catalog Retail - 0.76%
781	Expedia, Inc.	46,196
254	HSN, Inc.	13,163
		59,359
	Internet Software & Services - 3.28%
5,732	Blucora, Inc. *	100,597
732	Cornerstone OnDemand, Inc. *	20,489
971	IAC/InterActiveCorp.	46,948
295	Internet Initiative Japan, Inc. - ADR	3,903
319	Liquidity Services, Inc. *	13,152
282	Rackspace Hosting, Inc. *	17,961
1,471	VeriSign, Inc. *	54,530
		257,580
	IT Services - 4.71%
3,654	Acxiom Corp. *	66,686
639	Alliance Data Systems Corp. *	91,409
932	CGI Group, Inc. - Class A *#	24,325
485	Convergys Corp.	8,153
640	CoreLogic, Inc. *	15,232
2,001	CSG Systems International, Inc. *	41,241
1,202	Genpact Limited *	21,167
1,752	Heartland Payment Systems, Inc.	45,692
2,501	Total System Services, Inc.	56,247
		370,152
	Leisure Equipment & Products - 1.15%
543	Arctic Cat, Inc. *	19,695
1,059	Mattel, Inc.	38,950
371	Polaris Industries, Inc.	31,349
		89,994
	Life Sciences Tools & Services - 1.29%
6,776	Cambrex Corp. *	81,854
630	PAREXEL International Corp. *	19,335
		101,189
	Machinery - 1.77%
630	Actuant Corp. - Class A	17,791
464	Colfax Corp. *	15,957
1,122	Donaldson Co., Inc.	36,207
95	Middleby Corp. *	11,870
752	Miller Industries, Inc.	11,543
594	The Toro Co.	25,079
153	Valmont Industries, Inc.	20,670
		139,117
	Media - 2.48%
529	Aimia, Inc. #	7,909
827	Charter Communications, Inc. - Class A *	64,018
3,725	Lions Gate Entertainment Corp. *#	62,133
562	The Madison Square Garden Co. - Class A *	23,132
246	Scholastic Corp.	8,116
481	Scripps Networks Interactive, Inc. - Class A	29,206
		194,514
	Metals & Mining - 1.52%
9,851	Grupo Simec S.A.B. de CV - ADR*	119,591

	Multi-line Retail - 1.96%
1,105	Dollar General Corp. *	53,725
878	Dollar Tree, Inc. *	35,006
10,885	Tuesday Morning Corp. *	64,983
		153,714
	Oil, Gas & Consumable Fuels - 2.03%
257	Adams Resources & Energy, Inc.	7,668
1,286	EPL Oil & Gas, Inc. *	27,829
524	Kinder Morgan, Inc.	18,188
393	Panhandle Oil And Gas, Inc. - Class A	10,642
990	SemGroup Corp. - Class A *	38,254
1,118	Targa Resources Corp.	56,940
		159,521
	Paper & Forest Products - 1.39%
580	Buckeye Technologies, Inc.	15,196
1,967	KapStone Paper & Packaging Corp. *	43,215
1,444	Neenah Paper, Inc.	37,400
760	P.H. Glatfelter Co.	13,536
		109,347
	Personal Products - 0.19%
345	Usana Health Sciences, Inc. *	14,883

	Pharmaceuticals - 1.52%
3,076	Obagi Medical Products, Inc. *	37,927
3,409	Santarus, Inc. *	31,124
1,991	Viropharma, Inc. *	50,273
		119,324
	Professional Services - 2.01%
67	Barrett Business Services, Inc.	1,990
1,980	CDI Corp.	34,036
686	Equifax, Inc.	34,327
673	Exponent, Inc. *	37,002
2,151	GP Strategies Corp. *	41,407
323	Huron Consulting Group, Inc. *	9,319
		158,081
	Real Estate Management & Development - 3.13%
2,169	Altisource Portfolio Solutions S.A. *#	246,181

	Road & Rail - 0.52%
354	J.B. Hunt Transport Services, Inc.	20,780
246	Kansas City Southern	19,793
		40,573
	Software - 5.74%
655	ACI Worldwide, Inc. *	25,610
1,369	Activision Blizzard, Inc.	14,908
2,079	American Software, Inc. - Class A	17,027
2,052	Aspen Technology, Inc. *	50,849
1,139	Manhattan Associates, Inc. *	68,340
1,173	Monotype Imaging Holdings, Inc.	17,959
1,086	Retalix Ltd. *#	21,286
325	SolarWinds, Inc. *	16,442
2,006	SS&C Technologies Holdings, Inc. *	48,204
3,565	Tyler Technologies, Inc. *	170,443
		451,068
	Specialty Retail - 12.36%
699	Advance Auto Parts, Inc.	49,587
374	American Eagle Outfitters, Inc.	7,805
924	America's Car-Mart, Inc. *	38,679
1,941	Asbury Automotive Group, Inc. *	61,569
479	Ascena Retail Group, Inc. *	9,484
170	AutoZone, Inc. *	63,750
3,059	Foot Locker, Inc.	102,477
1,730	The Gap, Inc.	61,796
872	Genesco, Inc. *	49,966
1,182	GNC Holdings, Inc. - Class A	45,708
1,087	Hibbett Sports, Inc. *	58,687
826	Kirkland's, Inc. *	7,921
440	O'Reilly Automotive, Inc. *	37,699
1,988	PetSmart, Inc.	131,983
2,835	Pier 1 Imports, Inc.	57,834
568	The Sherwin-Williams Co.	80,985
881	Systemax, Inc. *	9,638
711	Urban Outfitters, Inc. *	25,425
1,076	Vitamin Shoppe, Inc. *	61,590
171	Williams-Sonoma, Inc.	7,905
		970,488
	Tobacco - 0.20%
956	Vector Group Ltd.	15,736

	Trading Companies & Distributors - 2.79%
6,127	Aceto Corp.	61,393
961	Bunzl PLC - ADR	77,956
832	DXP Enterprises, Inc. *	40,959
289	TransDigm Group, Inc. *	38,498
		218,806
	Wireless Telecommunication Services - 0.14%
706	Shenandoah Telecommunications Co.	11,098

	Total Common Stocks (Cost $6,927,703)	7,681,234

	Total Investments in Securities (Cost $6,927,703) - 97.80%	7,681,234
	Other Assets in Excess of Liabilities - 2.20%	173,103
	Net Assets - 100.00%	$7,854,337

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
October 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, convertible securities and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2012:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,118,497	$-	$-	$29,118,497
Consumer Staples	6,938,141	-	-	6,938,141
Energy	6,101,357	-	-	6,101,357
Financials	7,573,384	-	-	7,573,384
Health Care	8,837,195	-	-	8,837,195
Industrials	6,920,324	37,917	-	6,958,241
Information Technology	14,830,172	-	-	14,830,172
Materials	1,576,292	-	-	1,576,292
Telecommunication Services	2,414,874	-	-	2,414,874
Utilities	1,722,078	-	-	1,722,078
Total Common Stocks	86,032,314	37,917	-	86,070,231
Total Investments in Securities	$86,032,314	$37,917	$-	$86,070,231

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$85,147	$-	$-	$85,147
Energy	8,976,043	-	-	8,976,043
Financials	6,482,323	-	-	6,482,323
Health Care	4,470,970	-	-	4,470,970
Industrials	3,577,202	-	-	3,577,202
Information Technology	813,837	-	-	813,837
Materials	1,000,411	-	-	1,000,411
Telecommunication Services	12,435,744	-	-	12,435,744
Total Common Stocks	37,841,677	-	-	37,841,677
Convertible Preferred Stocks
Consumer Discretionary	313,688	-	-	313,688
Total Convertible Preferred Stocks	313,688	-	-	313,688
Preferred Stocks
Telecommunication Services	828,194	-	-	828,194
Total Preferred Stocks	828,194	-	-	828,194
Total Investments in Securities	$38,983,559	$-	$-	$38,983,559

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,603,373	$-	$-	$2,603,373
Consumer Staples	464,937	-	-	464,937
Energy	200,355	-	-	200,355
Financials	305,813	-	-	305,813
Health Care	681,922	-	-	681,922
Industrials	1,350,764	-	-	1,350,764
Information Technology	1,212,489	-	-	1,212,489
Materials	828,682	-	-	828,682
Telecommunication Services	32,899	-	-	32,899
Total Common Stocks	7,681,234	-	-	7,681,234
Total Investments in Securities	$7,681,234	$-	$-	$7,681,234

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at October 31, 2012, the end of the reporting period.  The Enhanced Dividend Fund and Small/Mid Cap Growth Fund recognized no transfers to/from Level 1 or Level 2. In the All Cap Core Fund, a transfer in the amount of $37,917 was made from Level 1 to Level 2 at the end of the reporting period due to the lack of availability of a closing price on the primary U.S. exchange.  There were no Level 3 securities held in the Funds during the period ended October 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at October 31, 2012 was as follows*:

All Cap Core Fund

Cost of investments	$82,559,005

Gross unrealized appreciation	$8,569,387
Gross unrealized depreciation	(5,058,161)
Net unrealized appreciation	$3,511,226

Enhanced Dividend Fund

Cost of investments	$37,860,962

Gross unrealized appreciation	$2,502,320
Gross unrealized depreciation	(1,379,723)
Net unrealized appreciation	$1,122,597

Small/Mid Cap Growth Fund

Cost of investments	$6,928,865

Gross unrealized appreciation	$998,285
Gross unrealized depreciation	(245,916)
Net unrealized appreciation	$752,369

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 12/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 12/27/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 12/27/2012

* Print the name and title of each signing officer under his or her signature.